Performance Management	Oct. 31, 2025
Nuveen Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Equity Index Fund
Bar Chart Closing [Text Block]	Best quarter: 21.98%, for the quarter ended June 30, 2020. Worst quarter: -20.87%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Equity Index Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	13.57%	14.29%
Russell 3000® Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		10.03%	11.48%		13.26%
Class I | Average Annual Return, Percent			17.04%	13.01%		14.14%
Premier Class | Average Annual Return, Percent			16.88%	12.94%		14.07%
Class R6 | Average Annual Return, Percent			17.07%	13.11%		14.25%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			16.10%	12.52%		13.64%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.25%	10.32%		11.78%
Retirement Class | Average Annual Return, Percent			16.77%	12.82%		13.96%
Class W | Average Annual Return, Percent			17.12%	13.16%	13.57%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Equity Index Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	21.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Large Cap Growth Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I and the Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Performance information is not included for Class W as it is not currently operational. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Large Cap Growth Index Fund
Bar Chart Closing [Text Block]	Best quarter: 27.79%, for the quarter ended June 30, 2020. Worst quarter: -20.95%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Large Cap Growth Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Class I | Average Annual Return, Percent		18.43%	15.14%	17.94%
Class R6 | Average Annual Return, Percent		18.50%	15.26%	18.06%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent		17.10%	13.60%	16.88%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.60%	11.71%	15.01%
Retirement Class | Average Annual Return, Percent		18.21%	14.98%	17.77%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above. After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Large Cap Growth Index Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	27.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.95%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Large Cap Value Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I and the Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Performance information is not included for Class W as it is not currently operational. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Large Cap Value Index Fund
Bar Chart Closing [Text Block]	Best quarter: 16.25%, for the quarter ended December 31, 2020. Worst quarter: -26.61%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Large Cap Value Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Class I | Average Annual Return, Percent		15.75%	11.15%	10.36%
Class R6 | Average Annual Return, Percent		15.84%	11.27%	10.48%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent		13.83%	9.88%	9.21%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.02%	8.55%	8.20%
Retirement Class | Average Annual Return, Percent		15.55%	11.00%	10.21%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Large Cap Value Index Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	16.25%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(26.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I and the Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Performance information is not included for Class W as it is not currently operational. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen S&P 500 Index Fund
Bar Chart Closing [Text Block]	Best quarter: 20.53%, for the quarter ended June 30, 2020. Worst quarter: -19.59%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen S&P 500 Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Class I | Average Annual Return, Percent		17.64%	14.22%	14.62%
Class R6 | Average Annual Return, Percent		17.82%	14.37%	14.76%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent		16.91%	13.82%	14.18%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.75%	11.41%	12.27%
Retirement Class | Average Annual Return, Percent		17.53%	14.08%	14.47%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above. After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen S&P 500 Index Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(19.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Small Cap Blend Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I and the Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. Performance information is not included for Class W as it is not currently operational. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Small Cap Blend Index Fund
Bar Chart Closing [Text Block]	Best quarter: 31.32%, for the quarter ended December 31, 2020. Worst quarter: -30.55%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Small Cap Blend Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Class I | Average Annual Return, Percent		12.78%	6.02%	9.60%
Class R6 | Average Annual Return, Percent		12.79%	6.17%	9.74%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent		11.48%	4.80%	8.29%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.07%	4.52%	7.54%
Retirement Class | Average Annual Return, Percent		12.50%	5.88%	9.46%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Small Cap Blend Index Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	31.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(30.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Emerging Markets Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Emerging Markets Equity Index Fund
Bar Chart Closing [Text Block]	Best quarter: 19.18%, for the quarter ended June 30, 2020. Worst quarter: -24.02%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Emerging Markets Equity Index Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index | Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index
MSCI Emerging Markets Index | Average Annual Return, Percent			33.57%	4.20%	6.62%	8.42%
MSCI Emerging Markets Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		25.93%	2.30%		7.18%
Class I | Average Annual Return, Percent			33.99%	3.72%		8.07%
Premier Class | Average Annual Return, Percent			33.95%	3.71%		8.04%
Class R6 | Average Annual Return, Percent			34.13%	3.87%		8.20%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			32.59%	3.05%		7.49%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			20.18%	2.72%		6.46%
Retirement Class | Average Annual Return, Percent			33.82%	3.61%		7.94%
Class W | Average Annual Return, Percent			34.34%	4.05%	6.54%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Emerging Markets Equity Index Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	19.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(24.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen International Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen International Equity Index Fund
Bar Chart Closing [Text Block]	Best quarter: 18.12%, for the quarter ended December 31, 2022. Worst quarter: -23.01%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen International Equity Index Fund		12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	MSCI EAFE® Index
MSCI EAFE® Index | Average Annual Return, Percent		31.22%	8.92%	8.14%	8.18%
MSCI EAFE® Index | Performance Inception Date				Sep. 28, 2018
Class I | Average Annual Return, Percent		31.42%	8.90%		8.24%
Premier Class | Average Annual Return, Percent		31.45%	8.86%		8.20%
Class R6 | Average Annual Return, Percent		31.58%	9.02%		8.36%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent		29.55%	8.09%		7.54%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.68%	6.86%		6.57%
Retirement Class | Average Annual Return, Percent		31.27%	8.75%		8.09%
Class W | Average Annual Return, Percent		31.63%	9.08%	8.32%
Class W | Performance Inception Date				Sep. 28, 2018

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen International Equity Index Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	18.12%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(23.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Emerging Markets Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 23.74%, for the quarter ended June 30, 2020. Worst quarter: -28.45%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Emerging Markets Equity Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index | Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index
MSCI Emerging Markets Index | Average Annual Return, Percent			33.57%	4.20%	6.62%	8.42%
MSCI Emerging Markets Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		27.77%	(0.94%)		6.04%
Class I | Average Annual Return, Percent			35.85%	0.53%		6.99%
Premier Class | Average Annual Return, Percent			35.80%	0.51%		6.93%
Class R6 | Average Annual Return, Percent			36.05%	0.61%		7.06%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			34.15%	(1.28%)		5.64%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			21.31%	(0.19%)		5.35%
Retirement Class | Average Annual Return, Percent			35.75%	0.45%		6.88%
Class W | Average Annual Return, Percent			37.32%	1.52%	6.68%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Emerging Markets Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	23.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(28.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen International Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 21.00%, for the quarter ended June 30, 2020. Worst quarter: -24.85%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen International Equity Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]		MSCI EAFE® Index
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.14%	8.18%
MSCI EAFE® Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		25.34%	6.62%		7.04%
Class I | Average Annual Return, Percent			33.26%	8.13%		7.92%
Premier Class | Average Annual Return, Percent			33.06%	8.07%		7.87%
Class R6 | Average Annual Return, Percent			33.33%	8.23%		8.03%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			29.30%	7.18%		7.22%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			21.43%	6.37%		6.42%
Retirement Class | Average Annual Return, Percent			32.99%	7.96%		7.76%
Class W | Average Annual Return, Percent			33.93%	8.72%	8.52%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen International Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	21.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(24.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen International Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen International Opportunities Fund
Bar Chart Closing [Text Block]	Best quarter: 33.30%, for the quarter ended June 30, 2020. Worst quarter: -22.53%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen International Opportunities Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA | Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA
MSCI ACWI ex USA | Average Annual Return, Percent			32.39%	7.91%	7.94%	8.41%
MSCI ACWI ex USA | Performance Inception Date					Sep. 28, 2018
MSCI ACWI ex USA Growth | Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Growth
MSCI ACWI ex USA Growth | Average Annual Return, Percent			25.65%	4.01%	7.26%	7.92%
MSCI ACWI ex USA Growth | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		13.00%	0.21%		6.62%
Class I | Average Annual Return, Percent			20.34%	1.70%		7.60%
Premier Class | Average Annual Return, Percent			20.24%	1.65%		7.54%
Class R6 | Average Annual Return, Percent			20.39%	1.78%		7.68%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			18.15%	0.87%		7.05%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.94%	1.27%		6.19%
Retirement Class | Average Annual Return, Percent			20.09%	1.59%		7.48%
Class W | Average Annual Return, Percent			21.13%	2.39%	6.81%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen International Opportunities Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	33.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(22.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Quant International Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Quant International Small Cap Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 23.57%, for the quarter ended June 30, 2020. Worst quarter: -32.23%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Quant International Small Cap Equity Fund			12 Months Ended	60 Months Ended	87 Months Ended	109 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA | Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA
MSCI ACWI ex USA | Average Annual Return, Percent			32.39%	7.91%		8.78%
MSCI ACWI ex USA | Performance Inception Date						Dec. 09, 2016
MSCI ACWI ex USA | Average Annual Return, Percent					7.94%
MSCI ACWI ex USA | Performance Inception Date					Sep. 28, 2018
MSCI ACWI ex USA Small Cap Index | Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Small Cap Index
MSCI ACWI ex USA Small Cap Index | Average Annual Return, Percent			29.26%	6.91%		8.62%
MSCI ACWI ex USA Small Cap Index | Performance Inception Date						Dec. 09, 2016
MSCI ACWI ex USA Small Cap Index | Average Annual Return, Percent					7.33%
MSCI ACWI ex USA Small Cap Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		27.53%	7.03%		6.78%
Class A | Performance Inception Date						Dec. 09, 2016
Class I | Average Annual Return, Percent			35.65%	8.68%		7.85%
Class I | Performance Inception Date						Dec. 09, 2016
Premier Class | Average Annual Return, Percent			35.45%	8.52%		7.74%
Premier Class | Performance Inception Date						Dec. 09, 2016
Class R6 | Average Annual Return, Percent			35.66%	8.72%		7.91%
Class R6 | Performance Inception Date						Dec. 09, 2016
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			32.04%	7.34%		6.57%
Class R6 | After Taxes on Distributions | Performance Inception Date						Dec. 09, 2016
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			21.86%	6.51%		5.95%
Class R6 | After Taxes on Distributions and Sales | Performance Inception Date						Dec. 09, 2016
Retirement Class | Average Annual Return, Percent			35.38%	8.47%		7.67%
Retirement Class | Performance Inception Date						Dec. 09, 2016
Class W | Average Annual Return, Percent			36.75%	9.52%	7.84%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Quant International Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	23.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(32.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen International Responsible Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class and Class A over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen International Responsible Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 18.24%, for the quarter ended December 31, 2022. Worst quarter: -22.29%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen International Responsible Equity Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]		MSCI EAFE® Index
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.18%
Class A | Average Annual Return, Percent	[1]		20.77%	6.98%	7.34%
Class I | Average Annual Return, Percent			28.63%	8.49%	8.24%
Premier Class | Average Annual Return, Percent			28.44%	8.41%	8.15%
Class R6 | Average Annual Return, Percent			28.59%	8.58%	8.33%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			25.87%	7.60%	7.62%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			17.10%	6.54%	6.63%
Retirement Class | Average Annual Return, Percent			28.31%	8.32%	8.06%
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen International Responsible Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	18.24%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(22.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Core Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 22.22%, for the quarter ended June 30, 2020. Worst quarter: -21.52%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Core Equity Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.32%	14.82%
S&P 500® Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		7.22%	12.16%		13.13%
Class I | Average Annual Return, Percent			14.04%	13.70%		14.02%
Premier Class | Average Annual Return, Percent			13.88%	13.62%		13.95%
Class R6 | Average Annual Return, Percent			14.11%	13.80%		14.12%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			10.55%	9.81%		11.26%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.58%	10.01%		10.91%
Retirement Class | Average Annual Return, Percent			13.80%	13.52%		13.83%
Class W | Average Annual Return, Percent			14.51%	14.25%	13.76%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Core Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	22.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(21.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Large Cap Growth Fund
Bar Chart Closing [Text Block]	Best quarter: 27.99%, for the quarter ended June 30, 2020. Worst quarter: -23.09%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Large Cap Growth Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]		Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent			17.37%	13.59%	14.02%	14.59%
Russell 1000® Index | Performance Inception Date					Sep. 28, 2018
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent			18.56%	15.32%	17.59%	18.13%
Russell 1000® Growth Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		8.62%	9.89%		14.79%
Class I | Average Annual Return, Percent			15.60%	11.43%		15.73%
Premier Class | Average Annual Return, Percent			15.41%	11.33%		15.62%
Class R6 | Average Annual Return, Percent			15.59%	11.51%		15.80%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			12.20%	9.84%		13.33%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.59%	8.84%		12.40%
Retirement Class | Average Annual Return, Percent			15.30%	11.23%		15.50%
Class W | Average Annual Return, Percent			16.05%	11.95%	15.21%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Large Cap Growth Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	27.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(23.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Large Cap Value Fund
Bar Chart Closing [Text Block]	Best quarter: 17.59%, for the quarter ended December 31, 2020. Worst quarter: -26.68%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Large Cap Value Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]		Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent			17.37%	13.59%	14.02%	14.59%
Russell 1000® Index | Performance Inception Date					Sep. 28, 2018
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]		Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent			15.91%	11.33%	9.74%	10.53%
Russell 1000® Value Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		10.44%	11.09%		9.81%
Class I | Average Annual Return, Percent			17.51%	12.67%		10.73%
Premier Class | Average Annual Return, Percent			17.38%	12.57%		10.63%
Class R6 | Average Annual Return, Percent			17.49%	12.74%		10.79%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			14.89%	10.78%		9.12%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.64%	9.76%		8.39%
Retirement Class | Average Annual Return, Percent			17.21%	12.46%		10.51%
Class W | Average Annual Return, Percent			17.99%	13.21%	10.73%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Large Cap Value Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	17.59%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(26.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Quant Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class and Class A over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. As of March 1, 2025, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after March 1, 2025 may differ materially from the performance information shown below for the period prior to March 1, 2025. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Quant Mid Cap Growth Fund
Bar Chart Closing [Text Block]	Best quarter: 32.24%, for the quarter ended June 30, 2020. Worst quarter: -25.60%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Quant Mid Cap Growth Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell Midcap® Growth Index | Average Annual Return, Label [Optional Text]		Russell Midcap® Growth Index
Russell Midcap® Growth Index | Average Annual Return, Percent			8.66%	6.65%	12.49%
Class A | Average Annual Return, Percent	[1]		(1.85%)	(2.50%)	7.11%
Class I | Average Annual Return, Percent			4.44%	(1.15%)	7.99%
Premier Class | Average Annual Return, Percent			4.38%	(1.19%)	7.91%
Class R6 | Average Annual Return, Percent			4.48%	(1.05%)	8.07%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			2.04%	(2.27%)	6.01%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.42%	(0.85%)	6.03%
Retirement Class | Average Annual Return, Percent			4.22%	(1.30%)	7.80%
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Quant Mid Cap Growth Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	32.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(25.60%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class and Class A over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to

August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Mid Cap Value Fund
Bar Chart Closing [Text Block]	Best quarter: 21.51%, for the quarter ended December 31, 2020. Worst quarter: -34.38%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Mid Cap Value Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell Midcap® Value Index | Average Annual Return, Label [Optional Text]		Russell Midcap® Value Index
Russell Midcap® Value Index | Average Annual Return, Percent			11.05%	9.83%	9.78%
Class A | Average Annual Return, Percent	[1]		3.53%	9.12%	7.58%
Class I | Average Annual Return, Percent			10.11%	10.64%	8.45%
Premier Class | Average Annual Return, Percent			10.11%	10.58%	8.38%
Class R6 | Average Annual Return, Percent			10.22%	10.75%	8.55%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			7.91%	8.26%	6.09%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.16%	7.97%	6.26%
Retirement Class | Average Annual Return, Percent			9.98%	10.48%	8.28%
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Mid Cap Value Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	21.51%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(34.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Quant Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Quant Small Cap Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 32.14%, for the quarter ended December 31, 2020. Worst quarter: -33.90%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Quant Small Cap Equity Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	13.57%	14.29%
Russell 3000® Index | Performance Inception Date					Sep. 28, 2018
Russell 2000® Index | Average Annual Return, Label [Optional Text]		Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent			12.81%	6.09%	6.83%	9.62%
Russell 2000® Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		9.41%	9.56%		10.20%
Class I | Average Annual Return, Percent			16.53%	11.15%		11.12%
Premier Class | Average Annual Return, Percent			16.37%	11.03%		11.02%
Class R6 | Average Annual Return, Percent			16.48%	11.20%		11.18%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			14.02%	8.51%		8.74%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.25%	8.23%		8.37%
Retirement Class | Average Annual Return, Percent			16.25%	10.92%		10.91%
Class W | Average Annual Return, Percent			16.97%	11.66%	9.81%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Quant Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	32.14%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(33.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Quant Small/Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Quant Small/Mid Cap Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 27.30%, for the quarter ended June 30, 2020. Worst quarter: -31.11%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Quant Small/Mid Cap Equity Fund			12 Months Ended	60 Months Ended	87 Months Ended	113 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%		14.29%
Russell 3000® Index | Performance Inception Date						Aug. 05, 2016
Russell 3000® Index | Average Annual Return, Percent					13.57%
Russell 3000® Index | Performance Inception Date					Sep. 28, 2018
Russell 2500™ Index | Average Annual Return, Label [Optional Text]		Russell 2500™ Index
Russell 2500™ Index | Average Annual Return, Percent			11.91%	7.26%		10.00%
Russell 2500™ Index | Performance Inception Date						Aug. 05, 2016
Russell 2500™ Index | Average Annual Return, Percent					8.22%
Russell 2500™ Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		9.08%	11.21%		12.40%
Class A | Performance Inception Date						Aug. 05, 2016
Class I | Average Annual Return, Percent			16.11%	12.79%		13.45%
Class I | Performance Inception Date						Aug. 05, 2016
Premier Class | Average Annual Return, Percent			15.96%	12.72%		13.34%
Premier Class | Performance Inception Date						Aug. 05, 2016
Class R6 | Average Annual Return, Percent			16.20%	12.92%		13.52%
Class R6 | Performance Inception Date						Aug. 05, 2016
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			13.79%	10.00%		11.10%
Class R6 | After Taxes on Distributions | Performance Inception Date						Aug. 05, 2016
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.06%	9.50%		10.34%
Class R6 | After Taxes on Distributions and Sales | Performance Inception Date						Aug. 05, 2016
Retirement Class | Average Annual Return, Percent			15.91%	12.66%		13.24%
Retirement Class | Performance Inception Date						Aug. 05, 2016
Class W | Average Annual Return, Percent			16.70%	13.46%	12.39%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Quant Small/Mid Cap Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	27.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(31.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Large Cap Responsible Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class and Class A over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Large Cap Responsible Equity Fund
Bar Chart Closing [Text Block]	Best quarter: 22.26%, for the quarter ended June 30, 2020. Worst quarter: -20.49%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Large Cap Responsible Equity Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Class A | Average Annual Return, Percent	[1]		9.63%	10.32%	12.71%
Class I | Average Annual Return, Percent			16.60%	11.84%	13.61%
Premier Class | Average Annual Return, Percent			16.47%	11.74%	13.50%
Class R6 | Average Annual Return, Percent			16.61%	11.93%	13.68%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			14.22%	9.57%	11.79%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.86%	8.98%	10.87%
Retirement Class | Average Annual Return, Percent			16.36%	11.65%	13.40%
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Large Cap Responsible Equity Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	22.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020